FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash flow hedge	$ 40	$ 195	$ (64)	$ 450
Net investment hedge	(12)	93	(19)	122
Cash flow hedges | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	412		412		$ 645
Hedges of net investment in foreign operations | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets					$ 5
Derivative financial liabilities	15		15
Settlements, fair value measurement, liabilities	$ 1	$ 25	$ 2	$ 24